Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies [Abstract]
New and Amended IFRSs in Issue but Not Yet Effective	New and amended IFRSs in issue but not yet effective

New IFRSs	Effective Date Announced by IASB
Amendments to IAS 21 “Lack of Exchangeability”	January 1, 2025
Amendments to IFRS 9 and IFRS 7 "Amendments to the Classification and Measurement of Financial Instruments"	January 1, 2026
Amendments to IFRS 9 and IFRS 7 “Contracts Referencing Nature-dependent Electricity”	January 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026
IFRS 18 "Presentation and Disclosure in Financial Statements"	January 1, 2027
IFRS 19 “Subsidiaries without Public Accountability: Disclosures”	January 1, 2027
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB

Schedule of Interest in Subsidiaries
Details of each Company’s subsidiary at the end of the reporting period are as follows:

			% of Ownership
			December 31
Investor	Investee	Principal Activities	2024	2023
Gogoro Inc.	Gogoro Taiwan Limited	Manufacture and research and development of electric scooters and bikes	100.00	100.00
	Gogoro Network	Provision of energy services to consumers using battery swapping system	100.00	100.00
	Gogoro Network Pte. Ltd.	Holding company	100.00	100.00
	GoShare Pte. Ltd.	Holding company	100.00	100.00
	Gogoro Network Infrastructure Pte. Ltd. (Note i)	Holding company	100.00	100.00
Gogoro Taiwan Limited	Gogoro Taiwan Sales and Services Limited	Sale of electric scooters and related products and provision of after-sale services	100.00	100.00
	GoPocket Taiwan Limited	Issuance of reward points	100.00	100.00
	Gogoro Singapore Holding Pte. Ltd.	Holding company	100.00	100.00
GoShare Pte. Ltd.	GoShare Taiwan Limited	Provision of electric scooters free float sharing services	100.00	100.00
Gogoro Network Pte. Ltd.	Gogoro B.V. (Note i)	Holding company	100.00	100.00
	Gogoro Network B.V.	Holding company	100.00	100.00
	Gogoro India Private Limited	Manufacture and sale of electric scooters and related products and provision of after-sale services	100.00	100.00
Gogoro Singapore Holding Pte. Ltd.	Gogoro Europe Sales and Services B.V. (Note i)	Sale of electric scooters and related products	100.00	100.00
	Rui Yi Trading (Shanghai) Limited (Note i)	Holding company	100.00	100.00
i.The board of directors has approved to dissolve the entity.